Note 23 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about discontinued operations [text block]
	For the Period From	For the Year Ended
	January 1 to November 8,	December 31,
	2019	2018	2017

Revenue	$4,426,355	$3,888,185	$2,794,044

Cost of revenue	1,201,373	1,475,969	1,342,691
Gross margin	3,224,982	2,412,216	1,451,353

Operating expenses
Research and development	5,677,222	6,430,328	3,403,452
Selling, marketing and administration	1,950,526	5,515,329	4,983,032
Interest expense	74,494	-	-
Impairment loss	-	156,717	-
Other income	(1,251,737)	(1,491,556)	(1,748,245)
Operating expenses	6,450,505	10,610,818	6,638,239
Loss from discontinued operations	(3,225,523)	(8,198,602)	(5,186,886)
Gain on sale of discontinued operations, net of taxes	8,707,280	-	-
Income tax recovery	-	(297,940)	(297,940)
Net income (loss), net of taxes	$5,481,757	$(7,900,662)	$(4,888,946)
	For the Period From	For the Year Ended
	January 1 to November 8,	December 31,
	2019	2018	2017
Non-contract revenue (at a point in time) (1)(3)	$2,092,426	$3,261,518	$2,714,044
Contract revenue (revenue over time) (2)(3)	2,221,429	441,667	80,000
Contract revenue (at a point in time) (2)(3)	112,500	185,000	-
	$4,426,355	$3,888,185	$2,794,044
	Contract
	Receivables	Liabilities
Opening balance, January 1, 2017	$-	$(20,000)
Revenues recognized	80,000	(60,000)
Changes due to payment, fulfillment of performance obligations or other	(40,000)	80,000
Balance, December 31, 2017	$40,000	$-
Revenues recognized	626,667	(626,667)
Changes due to payment, fulfillment of performance obligations or other	(606,667)	626,667
	Contract
	Receivables	Liabilities
Balance, December 31, 2018	60,000	-
Revenues recognized	2,333,929	(2,333,929)
Changes due to payment, fulfillment of performance obligations or other	(1,293,929)	2,333,929
Balance, November 8, 2019	$1,100,000	$-
	For the Period From	For the Year Ended
	January 1 to November 8,	December 31,
	2019	2018	2017
Wages and benefits	$3,565,076	$3,818,980	$2,135,329
Supplies	1,412,572	2,070,495	1,118,011
Subcontract fees	728,457	400,000	-
Stock-based compensation	(28,883)	140,853	150,112
	$5,677,222	$6,430,328	$3,403,452
Wages and benefits	$887,860	$1,034,715	$1,131,322
Rent and facility costs	604,442	975,467	1,079,635
General expenses	458,465	785,635	585,637
Stock-based compensation	(46,725)	278,385	66,454
Professional fees	46,484	31,747	27,076
Depreciation and amortization	-	2,409,380	2,092,908
	$1,950,526	$5,515,329	$4,983,032
	2019	2018	2017

CASH (USED IN) PROVIDED BY:

OPERATING ACTIVITIES

Net loss	$5,481,757	$(7,900,662)	$(4,888,946)
Adjustments for:
Depreciation of property and equipment	-	2,372,152	2,055,680
Gain on sale of discontinued operations	(8,707,280)	-	-
Amortization of intangibles	-	37,228	37,228
Interest expense	74,494	-	-
Impairment loss	-	156,717	-
Stock-based compensation	(75,608)	419,238	216,566
Income tax recovery	-	(297,940)	(297,940)
Deferred rent	(1,825)	(21,992)	-
Expected credit loss	-	40,615	-

	(3,228,462)	(5,194,644)	(2,877,412)
Net change in non-cash working capital accounts:
Accounts receivable	584,902	(508,093)	(171,257)
Prepaid and other current assets	497,259	(949,401)	(927,685)
Inventory	(334,425)	78,733	663,992
Accounts payable and accrued liabilities	(470,378)	1,782,612	(616,289)
Cash flows from operating activities	(2,951,104)	(4,790,793)	(3,928,651)

INVESTING ACTIVITIES
Proceeds from the sale of discontinued operations, net of cash given up (1)	7,519,126	-	-
Purchase of property and equipment (Note 7)	(1,599,272)	(3,467,992)	(912,774)
Purchase of patents and licenses (Note 8)	(11,231)	-	(18,815)
Cash flows from investing activities	5,908,623	(3,467,992)	(931,589)
FINANCING ACTIVITIES
Payment of lease liability (Note 9)	(258,460)	-	-
Cash flows from financing activities	(258,460)	-	-
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(14,010)	26,490	(65,338)
NET CHANGE IN CASH	$2,685,049	$(8,232,295)	$(4,925,578)
Accounts receivable	$396,037
Prepaid and other current assets	2,303,014
Inventory	774,404
Property and equipment	8,424,638
Right of use asset	880,577
Patents	29,696
Goodwill and customer list	6,718,953
Trade payables	(1,312,053)
Lease Liability	(695,733)
Deferred tax liability	(707,687)
Net assets disposed	$16,811,846

(1) Consideration received in cash	$8,000,000
(1) Cash given up	(480,874)
Consideration receivable	18,000,000
Net inflows	$25,519,126